Schedule of financial assets and financial liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cash and equivalents	$ 2,588,600	$ 8,337,777
Receivables	33,265	139,811
Other receivable	987,916	1,680,485
Reclamation deposits	1,154,920	1,134,836
Long-term receivable	56,293	58,337
Investments	764	764
Accounts payable and accrued liabilities	(1,914,432)	(1,697,289)
Loans payable	(489,819)	(507,601)
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	(1,914,432)	(1,697,289)
Loans payable	(489,819)	(507,601)
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Investments	764	764
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash and equivalents	2,588,600	8,337,777
Receivables	33,265	139,811
Other receivable	987,916	1,680,485
Reclamation deposits	1,154,920	1,134,836
Long-term receivable	$ 56,293	$ 58,337